Summary Information For Incentive Compensation Awards and Restricted Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2014	25,131
Number of Awards, Awarded	13,964
Number of Awards, Distributed	(11,293)
Number of Awards, Forfeited	(194)
Number of Awards, December 31, 2014	27,608	25,131
Weighted-Average Grant-Date Fair Value, January 1, 2014	$ 88.51
Weighted-Average Grant-Date Fair Value, Awarded	$ 109.17	$ 99.23	$ 81.41
Weighted-Average Grant-Date Fair Value, Distributed	$ 81.91
Weighted-Average Grant-Date Fair Value, Forfeited	$ 95.73
Weighted-Average Grant-Date Fair Value, December 31, 2014	$ 101.61	$ 88.51
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2014	197,049
Number of Awards, Awarded	168,509
Number of Awards, Distributed	(28,624)
Number of Awards, Forfeited	(1,316)
Number of Awards, December 31, 2014	335,618	197,049
Weighted-Average Grant-Date Fair Value, January 1, 2014	$ 87.91
Weighted-Average Grant-Date Fair Value, Awarded	$ 126.88	$ 108.24	$ 69.12
Weighted-Average Grant-Date Fair Value, Distributed	$ 95.79
Weighted-Average Grant-Date Fair Value, Forfeited	$ 97.37
Weighted-Average Grant-Date Fair Value, December 31, 2014	$ 106.77	$ 87.91